SEGMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
SEGMENTS
NOTE 19 – SEGMENTS

	For the year ended December 31, 2023
	Lottery	Core	Games	Sports	Eliminations	Total
	U.S. dollars (in thousands)

Revenues	56,980	56,728	43,879	33,951	-	191,538
Revenues (inter-segment)	2,585	-	13,043	578	(16,206)	-
Total Revenues	59,565	56,728	56,922	34,529	(16,206)	191,538

The Company’ share in profit of Joint Venture and associates	36,340	994	-	-	-	37,334
Segment results	45,051	6,439	7,547	7,562	-	66,599

Depreciation and amortization	18,299	27,729	6,406	3,506	-	55,940

Other unallocated expenses:
Finance expenses						24,778
Loss before income taxes						(14,119)

	For the year ended December 31, 2022
	Lottery	Core	Games	Sports	Eliminations	Total
	U.S. dollars (in thousands)

Revenues	53,598	80,475	18,265	13,360	-	165,698
Revenues (inter-segment)	988	-	5,876	369	(7,233)	-
Total Revenues	54,586	80,475	24,141	13,729	(7,233)	165,698

The Company’ share in profit of Joint Venture and associate	21,585	525	-	-	-	22,110
Segment results	18,660	6,695	5,785	2,157	-	33,297

Depreciation and amortization	16,888	14,058	2,956	1,709	-	35,611

Other unallocated expenses:
Finance expenses, net						12,238
Interest expenses with respect to funding from related parties						2,867
Loss before income taxes						(17,419)

	As of December 31, 2023
	Lottery	Core	Games	Sports	Total
	U.S. dollars (in thousands)

Trade Name	-	6,614	-	1,327	7,941
Customer relationship	-	6,979	19,119	8,611	34,709
Capitalized development costs and technology acquired	31,919	57,563	13,587	9,898	112,967
Goodwill	-	72,435	79,990	34,710	187,135
Total	31,919	143,591	112,696	54,546	342,752

	As of December 31, 2022
	Lottery	Core	Games	Sports	Total
	U.S. dollars (in thousands)

Trade Name	-	7,545	-	1,479	9,024
Customer relationship	-	21,412	21,290	9,824	52,526
Capitalized development costs and technology acquired	26,752	55,998	13,557	8,490	104,797
Goodwill	-	70,185	76,970	33,711	180,866
Total	26,752	155,140	111,817	53,504	347,213

Revenues by geography:

	For the year ended December 31, 2023	For the year ended December 31, 2022
	U.S. dollars (in million)	U.S. dollars (in million)

United States	47.7	43.2
UK and Ireland	50.3	65.1
Nordics	1.8	3.3
Rest of Europe	43.3	31.7
Rest of World	48.4	22.4
	191.5	165.7